LONG-TERM DEBT - Maturities of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	$ 555	$ 755
Less than 1 Year
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2019
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2020
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	240
2021
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2022
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
Thereafter
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	$ 315